Statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (loss) for the year	R$ 2,868,185	R$ 3,915,771	R$ (729,197)
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge	(151,718)	605,204	215,510
Income tax and social contribution	54,481	(203,186)	(75,333)
Fair value of cash flow hedge from jointly-controlled	(2,329)	3,534	(3,309)
Cash flow hedges,net of tax	(99,566)	405,552	136,868
Exchange variation of foreign sales hedge	(3,145,857)	(397,045)	4,121,849
Sales Hedge - transfer to profit or loss	1,022,782	1,022,830	1,297,910
Income tax and social contribution on exchange variation	721,845	(212,767)	(1,842,718)
Exchange variation of foreign sales hedge - Braskem Idesa	16,681	472,717	(1,995,065)
Sales Hedge - transfer to profit or loss - Braskem Idesa	236,570	163,696	59,834
Income tax on exchange variation - Braskem Idesa	(75,975)	(190,924)	581,304
Sales hedges,net of tax	(1,223,954)	858,507	2,223,114
Foreign subsidiaries currency translation adjustment	801,223	(602)	339,296
Total	(522,297)	1,263,457	2,699,278
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial (loss) gain	(1,289)	(5,750)	(4,119)
Post-employment plans - Health plan, net of taxes	(280)	(2,904)	0
Long term incentive plan, net of taxes	6,406	0	0
Loss on investments	(65)	0	0
Total	4,772	(8,654)	(4,119)
Total comprehensive income for the year	2,350,660	5,170,574	1,965,962
Attributable to: Company's shareholders	2,398,250	5,049,617	2,355,580
Attributable to: Non-controlling interest in Braskem Idesa	(47,590)	120,957	(389,618)
Total comprehensive income for the year	R$ 2,350,660	R$ 5,170,574	R$ 1,965,962